Insurance and Reinsurance Contract Assets and Liabilities - Summary of Actuarial Methods and Assumptions (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	$ 2,850	$ 347	$ 347	$ 3,197	$ (192)
Non-controlling interests [member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	97	103	103		8
Non-controlling interests [member] | CSM [Member]
Disclosure of sensitivity analysis to changes in risk variables that arise from contracts within scope of IFRS 17 [line items]
Impact of changes in actuarial methods and assumptions, pre-tax	$ 87	$ 72	$ 72		$ 0